SCHEDULE OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
U.S. federal statutory rate			$ (946,354)	$ (2,085,850)
State tax benefit net of federal benefit			(243,330)	(557,568)
Change in valuation allowance			1,358,776	2,496,515
True-Up & Deferred Adjustment			(32,683)	(73,814)
Other permanent items			(119,803)	209,444
Change in tax rate			(16,606)	11,273
Income tax provision/(benefit)